Income Taxes (Details)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Net operating loss carry forwards	$ 7,400,000
Deferred tax liability	$ 800,000
Percentage of net operating loss carryforwards	80.00%
Long-term deferred tax liability	$ 758,000